Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 1,509		$ 6,034	[1]	$ 278
Restricted deposit	171		163	[1]	630
Inventories	2,338		355	[1]	90
Trade receivables, net	566		507	[1]	717
Other accounts receivable	1,334		1,492	[1]	1,420
Total current assets	5,918		8,551	[1]	3,135
Other accounts receivable	312		213	[1]
Property, plant and equipment, net	4,048		1,753	[1]	2,315
Total non-current assets	4,360		1,966	[1]	2,315
Total assets	10,278		10,517	[1]	5,450
Short term loan and current portion of long-term loans	139		140	[1]	1,635
Trade payables	3,458		2,332	[1]	4,068
Loans from major shareholder					272
Financial liability at fair value		[1]	648
Short term convertible securities	692		2,535	[1]	194
Derivative liabilities – warrants	3,883		1,261	[1]	359
Short term portion of lease liability	442		119	[1]	255
Other accounts payable	1,999		1,246	[1]	1,118
Total current liabilities	10,613		8,281	[1]	7,901
Long term convertible securities		[1]	4,707
Long term lease liability	845		266	[1]	50
Long term loans	60		75	[1]	448
Total non-current liabilities	905		5,048	[1]	498
Ordinary shares	2,195		1,222	[1]	819
Treasury shares	(121)	[1]
Other reserve	1,500		1,500	[1]	1,500
Translation reserve	2		2	[1]	2
Additional paid in capital	95,886		81,879	[1]	67,257
Accumulated deficit	(103,655)		(90,634)	[1]	(75,876)
G Medical Innovations Holdings Ltd. shareholders’ (Deficit)	(4,193)		(6,031)	[1]	(6,298)
Non-controlling interest	2,953		3,219	[1]	3,349
Total shareholders’ deficit	(1,240)		(2,812)	[1]	(2,949)
Total Liabilities and Shareholders’ Equity (Deficit)	$ 10,278		$ 10,517	[1]	$ 5,450

[1]	The December 31, 2021, balances were derived from the Company’s audited annual financial statements.